Abacus FCF International Leaders ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 96.3%	Shares		Value
Communications - 5.3%
Auto Trader Group PLC (a)	24,378		$272,643
Focus Media Information Technology Co. Ltd. - Class A	412,000		408,437
NetEase, Inc. - ADR	9,173		982,061
REA Group Ltd.	1,576		250,590
			1,913,731

Consumer Discretionary - 12.7%
adidas AG - ADR	3,268		374,023
FDJ UNITED (a)	4,672		166,402
Geberit AG	351		242,491
H & M Hennes & Mauritz AB - Class B (b)	19,212		278,376
InterContinental Hotels Group PLC	3,717		393,417
Midea Group Co. Ltd. - Class A	97,700		990,344
Next PLC	2,629		432,000
On Holding AG - Class A (c)	18,741		901,629
OPAP SA	9,497		210,547
Pandora AS	1,977		291,704
PDD Holdings, Inc. - ADR (c)	2,479		261,708
			4,542,641

Consumer Staples - 5.8%
Clicks Group Ltd.	10,121		215,253
Dollarama, Inc.	7,506		926,136
Henan Shuanghui Investment & Development Co. Ltd. - Class A	106,100		364,925
Unilever PLC - ADR	9,012		572,712
			2,079,026

Financials - 7.9%
Adyen NV - ADR (c)	29,110		469,544
B3 SA - Brasil Bolsa Balcao - ADR	51,479		360,353
Computershare Ltd. - ADR (b)	33,554		881,799
Kaspi.KZ JSC - ADR	4,970		436,813
Partners Group Holding AG	210		273,648
Qifu Technology, Inc. - ADR (b)	3,481		142,826
Singapore Exchange Ltd.	23,576		259,208
			2,824,191

Health Care - 11.3%
Novartis AG - ADR	8,045		913,027
Novartis AG	7,106		807,502
Novo Nordisk AS - Class B	5,858		386,829
Roche Holding AG - ADR (b)	22,267		907,826
Roche Holding AG	3,196		1,042,809
			4,057,993

Industrials - 20.5%
Atlas Copco AB - Class B	21,578		300,157
BAE Systems PLC - ADR (b)	4,293		400,236
Kongsberg Gruppen ASA	1,372		219,976
Recruit Holdings Co. Ltd.	4,416		245,292
RELX PLC	16,146		875,124
RELX PLC - ADR	20,349		1,111,666
Rheinmetall AG - ADR	1,443		488,484
Rolls-Royce Holdings PLC - ADR	30,925		315,435
Safran SA - ADR	9,906		661,424
SGS SA (b)	3,045		297,804
TE Connectivity PLC	3,649		534,141
Technip Energies NV - ADR	13,487		460,446
Thales SA - ADR	7,027		391,263
Wolters Kluwer NV - ADR	2,414		430,971
Wolters Kluwer NV	3,390		596,984
			7,329,403

Materials - 0.0%(d)
Evraz PLC (c)(e)	49,526	(f)	0	(f)

Technology - 32.8%(g)
Accenture PLC - Class A	4,001		1,196,899
Advantest Corp. - ADR	18,180		759,379
ASML Holding NV	1,963		1,311,441
Check Point Software Technologies Ltd. (c)	4,150		911,174
Constellation Software, Inc.	166		598,249
Infosys Ltd. - ADR (b)	59,469		1,046,654
Logitech International SA	4,129		310,369
MediaTek, Inc.	9,257		390,737
Monday.com Ltd. (c)	3,784		1,063,266
Nice Ltd. - ADR (b)(c)	940		146,504
Sage Group PLC - ADR	9,571		633,217
Sony Group Corp. - ADR (b)	37,938		986,388
Telefonaktiebolaget LM Ericsson - ADR	120,158		990,102
Teleperformance SE - ADR	9,077		519,182
Wix.com Ltd. (c)	5,149		873,219
			11,736,780
TOTAL COMMON STOCKS (Cost $35,214,314)			34,483,765

WARRANTS - 0.0%(d)	Contracts		Value
Technology - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040,(c)(e)	438	(f)	0	(f)
TOTAL WARRANTS (Cost $0)			0	(f)

SHORT-TERM INVESTMENTS - 12.7%			Value
Investments Purchased with Proceeds from Securities Lending - 12.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.47% (h)	4,567,022		4,567,022
TOTAL SHORT-TERM INVESTMENTS (Cost $4,567,022)			4,567,022

TOTAL INVESTMENTS - 109.0% (Cost $39,781,336)			39,050,787
Money Market Deposit Account - 0.6% (i)			210,861
Liabilities in Excess of Other Assets - (9.6)%			(3,442,177)
TOTAL NET ASSETS - 100.0%			$35,819,471

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $439,045 or 1.2% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $4,493,045 which represented 12.5% of net assets.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2025.

(f)	Rounds to zero.
(g)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(h)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Abacus FCF International Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$34,483,765	$–	$0	(a)	$34,483,765
Warrants	–	–	0	(a)	0	(a)
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		4,567,022
Total Investments	$34,483,765	$–	$0	(a)	$39,050,787

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Rounds to zero.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,567,022 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of April 30, 2025 (Unaudited)
(% of Net Assets)
Switzerland	$5,697,105	15.9%
United Kingdom	5,006,451	14.0
Israel	2,994,163	8.4
China	2,888,593	8.1
Netherlands	2,808,941	7.8
France	2,198,716	6.1
Ireland	1,992,748	5.6
Japan	1,991,059	5.6
Sweden	1,568,634	4.4
Canada	1,524,385	4.2
Australia	1,132,389	3.2
India	1,046,654	2.9
Germany	862,507	2.4
Denmark	678,533	1.9
Kazakhstan	436,813	1.2
Taiwan	390,737	1.1
Brazil	360,353	1.0
Singapore	259,208	0.7
Norway	219,976	0.6
South Africa	215,253	0.6
Greece	210,547	0.6
Investments Purchased with Proceeds from Securities Lending	4,567,022	12.7
Liabilities in Excess of Other Assets	(3,231,316)	(9.0)
	$35,819,471	100.0%